Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Aug. 01, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2019
Accounting Policies [Line Items]
Severance costs		$ 4,542	$ 4,346	$ 4,094
Derivative, gain (loss) on derivative, net, total		$ 869	(300)	849
Income tax rate reconciliation, Percent		50.00%
Accumulated other comprehensive income (loss), net of tax		$ (7,820)	528
Deferred revenue		2,349	1,249	(1,035)
Deferred contract cost		$ 684
Consideration amount	$ 2,380
Retirement savings plan, description		Each eligible employee may elect to contribute a portion of its employee?s compensation to the plan. The Company has a discretionary employer match. In 2018, this match ranges from 1-3% if an employee contributed between 2-6%.
Amortization expense		$ 509
Maximum [Member]
Accounting Policies [Line Items]
Approximately lease liabilities					$ 35,000
Minimum [Member]
Accounting Policies [Line Items]
Approximately lease liabilities		$ 30,000
Software Development [Member]
Accounting Policies [Line Items]
Useful life		7 years
Options Strategies Contracts [Member]
Accounting Policies [Line Items]
Derivative, notional amount		$ 40,871	31,111	26,336
Forward Contracts [Member]
Accounting Policies [Line Items]
Derivative, notional amount		17,731	9,600	17,668
Options and Forward Contracts [Member]
Accounting Policies [Line Items]
Derivative, notional amount		$ 4,950	$ 0	$ 0